Subsequent Events (Details Narrative) - $ / shares						3 Months Ended	12 Months Ended
	Jul. 01, 2020	Jun. 04, 2020	Sep. 30, 2019	Sep. 13, 2017	Aug. 22, 2017	Aug. 31, 2020	May 31, 2020	Aug. 17, 2020	Aug. 16, 2020	May 31, 2019	Nov. 09, 2018
Reverse stock split						A reverse stock split of the outstanding shares of the Company's common stock in the range from 1-for-2 to 1-for-10
Common stock, authorized						36,000,000	36,000,000	36,000,000	20,000,000	20,000,000
Number of common stock issued	25,000	85,905				250,000
Resale of common stock			6,465,617
Common stock description			The Company's registration statement on Form S-1 (the "September 2019 Registration Statement") related to (i) the issuance by the Company of up to 6,449,000 shares of common stock, which consist of (a) 5,200,000 shares of common stock that may be issued upon the exercise of 5,200,000 warrants (the "Public Warrants") originally sold as part of units in the Company's initial public offering (the "IPO") and which entitle the holder to purchase common stock at an exercise price of $11.50 per share of common stock, (b) 261,500 shares of common stock that may be issued upon the exercise of 261,500 warrants (the "Private Placement Warrants") underlying units originally issued in a private placement that closed simultaneously with the consummation of the IPO (the "Private Placement Units"), which entitle the holder to purchase common stock at an exercise price of $11.50 per share of common stock, and (c) 987,500 shares of our common stock, which represent shares of common stock that may be issued upon the exercise of 987,500 warrants (the "2019 Warrants", and together with the Public Warrants and Private Placement Warrants, the "Warrants") originally sold as part of units in a private placement that commenced on March 27, 2019 (the "2019 Private Placement") and which entitle the holder to purchase common stock at an exercise price of $4.00 per share of common stock, and (ii) the resale from time to time of 6,465,617 shares of common stock and 261,500 Private Placement Warrants by the selling securityholders named in the prospectus or their permitted transferees.
Initial Public Offering [Member]
Shared issued upon exercise			5,200,000
Number of warrants sold			5,200,000							5,461,500	5,461,500
Common stock exercise price			$ 11.50
Resale of common stock					5,000,000		250,000
Private Placement [Member]
Shared issued upon exercise			261,500
Number of warrants sold			261,500							962,500
Common stock exercise price			$ 11.50
Resale of common stock				7,000		254,500	254,500
2019 Private Placement [Member]
Shared issued upon exercise			987,500
Number of warrants sold			987,500
Common stock exercise price			$ 4.00
Private Placement Warrants [Member]
Number of warrants sold			261,500
Maximum [Member]
Common stock, authorized								36,000,000
Number of common stock issued			6,449,000